Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	$ 185,828
Effects on initial application of IFRS 9		$ 100,768
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(433)	38
Gains or losses recognized in other comprehensive income (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	(52,549)	85,022
Movement of financial instruments ending balance	132,846	185,828
Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	11,471
Effects on initial application of IFRS 9		11,433
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	(433)	38
Movement of financial instruments ending balance	11,038	11,471
Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	174,357
Effects on initial application of IFRS 9		89,335
Gains or losses recognized in other comprehensive income (losses) Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	(52,549)	85,022
Movement of financial instruments ending balance	$ 121,808	$ 174,357